Courtney R. Taylor Secretary The American Funds Tax-Exempt Series II 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9200 Tel cry@capgroup.com

October 7, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The American Funds Tax-Exempt Series II
File Nos. 033-06180 and 811-04694

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 30, 2013 of Registrant’s Post-Effective Amendment No. 41 under the Securities Act of 1933 and Amendment No. 43 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor